UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS

Nuveen Real Estate Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.5% (96.1% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 79.3% (56.2% of Total Investments)

	Diversified – 2.6% (1.8% of Total Investments)

124,706	Duke Realty Corporation	$2,810,873
182,975	Liberty Property Trust	6,122,344
	Total Diversified	8,933,217

	Health Care – 10.5% (7.4% of Total Investments)

199,610	HCP, Inc.	6,503,294
381,225	Senior Housing Properties Trust	6,820,115
133,390	Ventas Inc.	8,398,234
210,631	Welltower Inc.	14,605,154
	Total Health Care	36,326,797

	Hotels, Restaurants & Leisure – 4.8% (3.4% of Total Investments)

97,800	Chesapeake Lodging Trust	2,587,788
489,500	Host Hotels & Resorts Inc.	8,174,650
107,400	LaSalle Hotel Properties	2,718,294
103,075	Pebblebrook Hotel Trust	2,996,390
	Total Hotels, Restaurants & Leisure	16,477,122

	Industrial – 5.1% (3.6% of Total Investments)

71,300	DCT Industrial Trust Inc.	2,814,211
339,128	Prologis Inc.	14,982,674
	Total Industrial	17,796,885

	Office – 15.3% (10.8% of Total Investments)

92,075	Alexandria Real Estate Equities Inc.	8,368,697
60,875	Boston Properties, Inc.	7,735,995
168,300	Columbia Property Trust Inc.	3,700,917
237,275	Douglas Emmett Inc.	7,144,350
125,175	Hudson Pacific Properties Inc.	3,620,061
49,875	Kilroy Realty Corporation	3,085,766
148,175	Paramount Group Inc.	2,363,391
137,000	Piedmont Office Realty Trust	2,782,470
36,975	SL Green Realty Corporation	3,582,138
110,335	Vornado Realty Trust	10,418,934
	Total Office	52,802,719

	Residential – 14.0% (10.0% of Total Investments)

194,601	Apartment Investment & Management Company, Class A	8,138,214
64,638	AvalonBay Communities, Inc.	12,294,148
44,800	Camden Property Trust	3,767,232
35,400	Equity Lifestyles Properties Inc.	2,574,642
176,820	Equity Residential	13,266,805
15,463	Essex Property Trust Inc.	3,616,177
126,755	UDR Inc.	4,883,870
	Total Residential	48,541,088

	Retail – 20.3% (14.4% of Total Investments)

199,375	Brixmor Property Group Inc.	5,107,988
311,925	Developers Diversified Realty Corporation	5,549,146
215,024	General Growth Properties Inc.	6,392,664
124,725	Kimco Realty Corporation	3,589,586
60,900	Kite Realty Group Trust	1,687,539
120,152	Macerich Company	9,520,844

Nuveen Investments	1

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Retail (continued)

64,010	Regency Centers Corporation			$4,791,149
149,400	Retail Opportunity Investments Corporation			3,005,928
209,400	Retail Properties of America Inc.			3,318,990
114,149	Simon Property Group, Inc.			23,707,602
49,250	Taubman Centers Inc.			3,508,078
	Total Retail			70,179,514

	Specialized – 6.7% (4.8% of Total Investments)

145,400	CubeSmart			4,841,820
26,450	Extra Space Storage Inc.			2,472,017
58,262	Public Storage, Inc.			16,070,410
	Total Specialized			23,384,247
	Total Real Estate Investment Trust Common Stocks (cost $176,354,070)			274,441,589

Shares	Description (1)	Coupon	Ratings (2)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 56.2% (39.9% of Total Investments)

	Diversified – 3.9% (2.8% of Total Investments)

135,100	PS Business Parks, Inc.	6.450%	BBB	$3,485,580
225,000	PS Business Parks, Inc.	6.000%	BBB	5,807,250
171,000	PS Business Parks, Inc.	5.750%	BBB	4,341,690
	Total Diversified			13,634,520

	Health Care – 4.1% (2.9% of Total Investments)

125,000	Sabra Health Care Real Estate Investment Trust	7.125%	BB–	3,200,000
418,950	Welltower Inc.	6.500%	Baa3	10,980,680
	Total Health Care			14,180,680

	Hotels, Restaurants & Leisure – 4.5% (3.2% of Total Investments)

100,000	Ashford Hospitality Trust Inc.	8.450%	N/R	2,350,000
70,800	Hospitality Properties Trust	7.125%	Baa3	1,850,712
11,800	Summit Hotel Properties Inc.	9.250%	N/R	311,520
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,710,563
247,950	Sunstone Hotel Investors Inc.	8.000%	N/R	6,201,230
	Total Hotels, Restaurants & Leisure			15,424,025

	Industrial – 1.3% (0.9% of Total Investments)

55,750	STAG Industrial Inc.	9.000%	BB+	1,449,500
120,600	Terreno Realty Corporation	7.750%	BB	3,129,570
	Total Industrial			4,579,070

	Office – 15.3% (10.9% of Total Investments)

266,050	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	6,890,695
27,200	Corporate Office Properties Trust	7.375%	BB	707,200
218,000	Equity Commonwealth	7.250%	Ba1	5,541,560
12,359	Highwoods Properties, Inc., Series A, (3)	8.625%	Baa3	15,553,028
7,600	Kilroy Realty Corporation	6.875%	Baa3	199,120
72,950	Kilroy Realty Corporation	6.375%	Baa3	1,891,594
207,850	SL Green Realty Corporation	6.500%	Ba1	5,462,298
100,250	Urstadt Biddle Properties	7.125%	N/R	2,646,600
141,200	Urstadt Biddle Properties	6.750%	N/R	3,713,560
51,200	Vornado Realty Trust	6.875%	BBB–	1,295,360
221,700	Vornado Realty Trust	6.625%	BBB–	5,688,822
134,500	Vornado Realty Trust	6.625%	BBB–	3,447,235
	Total Office			53,037,072

	Residential – 2.6% (1.9% of Total Investments)

36,100	Apartment Investment & Management Company	7.000%	BB	922,716
293,100	Apartment Investment & Management Company	6.875%	BB	8,010,423
10,000	Equity Lifestyle Properties Inc.	6.750%	N/R	258,200
	Total Residential			9,191,339

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Retail – 20.1% (14.2% of Total Investments)

280,200	CBL & Associates Properties Inc.	7.375%	BB	$6,934,950
584,850	General Growth Properties	6.375%	N/R	15,147,614
268,650	Inland Real Estate Corporation, (3)	8.125%	N/R	6,772,667
204,050	Inland Real Estate Corporation, (3)	6.950%	N/R	5,123,696
12,300	Penn Real Estate Investment Trust	8.250%	N/R	322,629
182,950	Regency Centers Corporation	6.625%	Baa2	4,758,530
24,300	Regency Centers Corporation	6.000%	Baa2	620,136
24,900	Retail Properties of America	7.000%	BB	661,593
328,950	Saul Centers, Inc.	6.875%	N/R	8,733,623
3,169	Simon Property Group, Inc.	8.375%	BBB+	227,534
255,050	Taubman Centers Incorporated, Series J	6.500%	N/R	6,506,326
431,250	Taubman Centers Incorporated, Series K	6.250%	N/R	10,940,813
99,650	WP GLIMCHER, Inc.	6.875%	Ba1	2,526,128
	Total Retail			69,276,239

	Specialized – 4.4% (3.1% of Total Investments)

30,200	CubeSmart	7.750%	Baa3	793,052
126,150	Public Storage, Inc., Series R	6.350%	A3	3,230,702
167,000	Public Storage, Inc., Series S (4)	5.900%	A3	4,303,590
247,250	Public Storage, Inc., Series Y (4)	6.375%	A3	6,888,381
	Total Specialized			15,215,725
	Total Real Estate Investment Trust Preferred Stocks (cost $185,902,103)			194,538,670
	Total Long-Term Investments (cost $362,256,173)			468,980,259

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.5% (3.9% of Total Investments)

	REPURCHASE AGREEMENTS – 5.5% (3.9% of Total Investments)

$18,860	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $18,860,366, collateralized by $18,300,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $19,237,875	0.030%	4/01/16	$18,860,350
	Total Short-Term Investments (cost $18,860,350)			18,860,350
	Total Investments (cost $381,116,523) – 141.0%			487,840,609
	Borrowings – (38.7)% (5), (6)			(134,000,000)
	Other Assets Less Liabilities – (2.3)% (7)			(7,805,923)
	Net Assets Applicable to Common Shares – 100%			$346,034,686

Investments in Derivatives as of March 31, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$35,761,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(999,848)	$(1,170,541)
JPMorgan Chase Bank, N.A.	35,761,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(1,799,606)	(2,038,421)
	$71,522,000								$(2,799,454)	$(3,208,962)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Nuveen Investments	3

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$274,441,589	$—	$—	$274,441,589
Real Estate Investment Trust Preferred Stocks	167,089,279	27,449,391	—	194,538,670
Short-Term Investments:
Repurchase Agreements	—	18,860,350	—	18,860,350
Investments in Derivatives:
Interest Rate Swaps*	—	(3,208,962)	—	(3,208,962)
Total	$441,530,868	$43,100,779	$—	$484,631,647
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfer Out)	Transfers In	(Transfer Out)	Transfers In	(Transfer Out)
Real Estate Investment Trust	$—	$(11,896,362)	$11,896,362	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $387,955,601.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$108,057,630
Depreciation	(8,172,622)
Net unrealized appreciation (depreciation) of investments	$99,885,008

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Borrowings as a percentage of Total Investments is 27.5%.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $281,723,846 have been pledged as collateral for borrowings.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016